Note 10 - Short-term Borrowings (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term Line of Credit, Total	$ 0	$ 0
Federal Home Loan Bank Advances, Additional Borrowing Capacity	401,700	$ 87,000
Line of Credit 1 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 6,000
Line of Credit Facility, Interest Rate During Period	3.50%
Line of Credit 2 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000
Line of Credit Facility, Interest Rate During Period	3.40%
Line of Credit 3 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000
Line of Credit Facility, Interest Rate During Period	3.64%